Insurance Contracts(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Types Of Insurance Contracts Abstract [Abstract]
Disclosure of deferred acquisition costs arising from insurance contracts [text block]

Details of deferred acquisition costs included in other assets as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Non-life insurance	￦	—	￦	267,602
Life insurance		122,151		130,393

Total	￦	122,151	￦	397,995

Schedule of changes in the deferred acquisition costs arising from insurance contracts [text block]

Changes in the deferred acquisition costs for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Life insurance	￦	106,645	￦	116,433	￦	(100,927)	￦	122,151

Total	￦	106,645	￦	116,433	￦	(100,927)	￦	122,151

	2017
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Non-life insurance	￦	—	￦	521,090	￦	(253,488)	￦	267,602
Life insurance		122,151		116,826		(108,584)		130,393

Total	￦	122,151	￦	637,916	￦	(362,072)	￦	397,995

Disclosure of reinsurance [text block]

Details of reinsurance assets included in other assets as of December 31, 2016 and 2017, are as follows:

		2016		2017
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	—	￦	480,760
	Automobile insurance		—		13,320
	Long-term insurance		—		89,317
	Unearned premium reserve
	General insurance		—		178,586
	Automobile insurance		—		14,986

	Sub-total		—		776,969

Life insurance	Reserve for outstanding claims		1,301		1,410
	Unearned premium reserve		473		490

	Sub-total		1,774		1,900

Others	Reserve for outstanding claims		3,041		3,670
	Unearned premium reserve		1,180		1,075

	Sub-total		4,221		4,745

Total reinsurance assets			5,995		783,614
Allowance for impairment			—		629

Total reinsurance assets, net		￦	5,995	￦	782,985

Schedule of changes in reinsurance assets included in other assets [text block]

The changes in reinsurance assets included in other assets as of December 31, 2016 and 2017, are as follows:

		2016
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Life insurance	Reserve for outstanding claims	￦	1,511	￦	(210)	￦	1,301
	Unearned premium reserve		492		(19)		473

	Sub-total		2,003		(229)		1,774

Others	Reserve for outstanding claims		2,114		927		3,041
	Unearned premium reserve		1,727		(547)		1,180

	Sub-total		3,841		380		4,221

Total reinsurance assets			5,844		151		5,995
Allowance for impairment			—		—		—

Total reinsurance assets, net		￦	5,844	￦	151	￦	5,995

		2017
		Beginning		Business combination		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	—	￦	391,305	￦	89,455	￦	480,760
	Automobile insurance		—		15,943		(2,623)		13,320
	Long-term insurance		—		87,887		1,430		89,317
	Unearned premium reserve
	General insurance		—		218,479		(39,893)		178,586
	Automobile insurance		—		17,373		(2,387)		14,986
	Long-term insurance		—		2		(2)		—

	Sub-total		—		730,989		45,980		776,969

Life insurance	Reserve for outstanding claims		1,301		—		109		1,410
	Unearned premium reserve		473		—		17		490

	Sub-total		1,774		—		126		1,900

Others	Reserve for outstanding claims		3,041		—		629		3,670
	Unearned premium reserve		1,180		—		(105)		1,075

	Sub-total		4,221		—		524		4,745

Total reinsurance assets			5,995		730,989		46,630		783,614
Allowance for impairment			—		738		(109)		629

Total reinsurance assets, net		￦	5,995	￦	730,251	￦	46,739	￦	782,985

Disclosure of details of insurance liabilities [text block]

Details of insurance liabilities as of December 31, 2016 and 2017 are as follows:

	2016
	Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	7,161,698	￦	—	￦	7,161,698
Reserve for outstanding claims		69,659		3,041		72,700
Unearned premium reserve		869		1,180		2,049
Reserve for participating policyholders’ dividends on long-term insurance		25,923		—		25,923
Unallocated Divisible Surplus to Future Policyholders		9,273		—		9,273
Reserve for compensation for losses on dividend-paying insurance contracts		8,544		—		8,544
Guarantee reserve		10,657		—		10,657

Total	￦	7,286,623	￦	4,221	￦	7,290,844

	2017
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	20,697,290	￦	7,278,112	￦	—	￦	27,975,402
Reserve for outstanding claims		2,148,923		78,423		3,670		2,231,016
Unearned premium reserve		1,392,211		1,511		1,075		1,394,797
Reserve for participating policyholders’ dividends on long-term insurance		94,005		29,150		—		123,155
Unallocated Divisible Surplus to Future Policyholders		24,304		6,264		—		30,568
Reserve for compensation for losses on dividend-paying insurance contracts		25,730		7,920		—		33,650
Guarantee reserve		—		12,687		—		12,687

Total	￦	24,382,463	￦	7,414,067	￦	4,745	￦	31,801,275

Schedule of changes in insurance liabilities [text block]

The changes in insurance liabilities for the years ended December 31, 2016 and 2017, are as follows:

		2016
		Beginning		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Life insurance	Pure endowment insurance	￦	4,840,555	￦	310,391	￦	5,150,946
	Death insurance		156,179		86,829		243,008
	Joint insurance		1,906,777		(34,071)		1,872,706
	Group insurance		1,895		252		2,147
	Other		15,452		2,364		17,816
Others[1]			3,841		380		4,221

Total		￦	6,924,699	￦	366,145	￦	7,290,844

		2017
		Beginning		Business combination		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	—	￦	1,161,059	￦	33,201	￦	1,194,260
	Automobile insurance		—		1,448,313		29,256		1,477,569
	Long-term insurance		—		20,166,857		1,431,268		21,598,125
	Long-term investment contract		—		113,210		(701)		112,509
Life insurance	Pure endowment insurance		5,150,946		—		98,681		5,249,627
	Death insurance		243,008		—		123,295		366,303
	Joint insurance		1,872,706		—		(89,821)		1,782,885
	Group insurance		2,147		—		(1,078)		1,069
	Other		17,816		—		(3,633)		14,183
Others[1]			4,221		—		524		4,745

Total		￦	7,290,844	￦	22,889,439	￦	1,620,992	￦	31,801,275

[1]	Consists of contractor’s profit dividend reserve and loss on dividend insurance reserve
[2]	Including currency translation effect and decrease in liability related to investment contract

Disclosure of Assumptions and basis for the nonlife insurance liability adequacy test [text block]

Assumptions and basis for the insurance liability adequacy test as of December 31, 2017, is as follows

	Assumptions (%)	Basis
Long-term insurance
Discount rate	2.57~8.59	Applied regulator’s scenario requiring use of liquidity premium over risk-free rate
Expense ratio	6.51	Reflected parent’s future expense cost based on last one-year data
Lapse ratio	1.30~34.80	Based on recent 5 year data
Mortality	12.00~633.00	Rate of risk to the anticipated risk premium of the insurer for the last 5 years
General insurance
Expense ratio	13.21	Expense ratio divided by most last 1 year accrued insurance premium
Appraisal cost ratio	4.73	Appraisal cost divided by most last 3 year accrued insurance premium
Claim settlement ratio	67.23	Claim payment divided by most last 5 year accrued insurance premium
Automobile insurance
Expense ratio	11.00	Expense ratio divided by most last 1 year accrued insurance premium
Appraisal cost ratio	9.33	Appraisal cost divided by most last 3 year accrued insurance premium
Claim settlement ratio	77.02	Claim payment divided by most last 5 year accrued insurance premium

Disclosure of results of nonlife insurance liability adequacy test [text block]

The results of liability adequacy test as of December 31, 2017, are as follows:

	2017

	Recognized liabilities[1]		Estimated adequate liabilities		Shortfall(surplus)
	(In millions of Korean won)
Long-term insurance	￦	16,975,710	￦	8,736,966	￦	(8,238,744)
General insurance		424,800		376,305		(48,495)
Automobile insurance		1,050,576		1,004,551		(46,025)

Total	￦	18,451,086	￦	10,117,822	￦	(8,333,264)

[1]	For long-term insurance, it is an amount after deduction of the deferred acquisition costs from insurance premium reserve. For general insurance and automobile insurance, it is an amount including the unearned premium based on original insurance.

Disclosure of Assumptions and basis for life insurance liability adequacy test [text block]

Assumptions and basis for the insurance liability adequacy test as of December 31, 2016 and 2017, are as follows:

	Assumptions(%)		Basis
	2016	2017
Rate of surrender value	0.48~85.55	0.44~60.30	Rate of surrender value for the last 5 years
Rate of claim	6~140	6~118	Rate of claim payment for the last 7 years
Discount rate	-2.74~16.14	-1.76~14.37	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service

Disclosure of results of life insurance liability adequacy test [text block]

The results of liability adequacy test as of December 31, 2016 and 2017, are as follows:

		2016
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	31,248	￦	51,016	￦	19,768
	Non-participating		60,860		14,121		(46,739)

Variable interest type	Participating		1,136,049		1,115,129		(20,920)
	Non-participating		5,514,847		5,032,493		(482,354)

Variable type			(29,025)		(84,881)		(55,856)

Total		￦	6,713,979	￦	6,127,878	￦	(586,101)

		2017
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,702	￦	49,259	￦	18,557
	Non-participating		97,093		11,372		(85,721)

Variable interest type	Participating		1,136,444		1,116,410		(20,034)
	Non-participating		5,581,698		4,896,433		(685,265)

Variable type			(28,699)		(106,835)		(78,136)

Total		￦	6,817,238	￦	5,966,639	￦	(850,599)

Schedule of Insurance income and expenses [text block]

Insurance Income and Expenses

		2015		2016		2017
		(In millions of Korean won)
Insurance income	Premium income	￦	1,363,005	￦	1,190,422	￦	8,234,731
	Reinsurance income		10,368		10,930		564,894
	Separate account income		—		—		118,080
	Income of change in reinsurance assets		—		—		49,466
	Other insurance income		—		—		3,821

	Sub-total		1,373,373		1,201,352		8,970,992

Insurance expenses	Insurance claims paid		100,581		158,789		2,945,158
	Dividend expenses		607		910		6,233
	Refunds of surrender value		634,168		690,207		2,193,843
	Reinsurance expenses		12,757		12,286		652,910
	Provision of policy reserves		659,501		366,145		1,644,389
	Separate account expenses		(377)		(207)		65,773
	Insurance operating expenses		(3,348)		(9,903)		293,591
	Deferred acquisition costs		75,098		100,928		361,909
	Expenses of change in reinsurance assets		—		—		(126)
	Claim survey expenses paid		—		—		20,564
	Other insurance expenses		—		—		193,038

	Sub-total		1,478,987		1,319,155		8,377,282

Net insurance income(expenses)		￦	(105,614)	￦	(117,803)	￦	593,710

Disclosure of exposure to nonlife insurance price risk [text block]

The Group’s exposure to insurance price risk as of December 31, 2017 as follows:

	2017
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	906,603	￦	84,056	￦	(518,099)	￦	472,560
Automobile		2,000,232		—		(34,579)		1,965,653
Long-term		2,020,782		—		(276,325)		1,744,457

Total	￦	4,927,617	￦	84,056	￦	(829,003)	￦	4,182,670

Schedule of loss development tables for general Insurance [text block]

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1~2013.12.31	￦	170,587	￦	203,250	￦	208,100	￦	207,329	￦	206,450
2014.1.1~2014.12.31		127,903		144,915		146,430		146,533		—
2015.1.1~2015.12.31		125,170		145,637		148,165		—		—
2016.1.1~2016.12.31		145,618		168,127		—		—		—
2017.1.1~2017.12.31		168,409		—		—		—		—

Total		737,687		661,929		502,695		353,862		206,450

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		133,479		184,209		198,286		200,931		202,093
2014.1.1~2014.12.31		94,901		129,652		136,689		141,170		—
2015.1.1~2015.12.31		93,443		130,430		137,854		—		—
2016.1.1~2016.12.31		108,098		151,583		—		—		—
2017.1.1~2017.12.31		132,430		—		—		—		—

Total		562,351		595,874		472,829		342,101		202,093

Difference (A-B)	￦	175,336	￦	66,055	￦	29,866	￦	11,761	￦	4,357

Schedule of loss development tables for automobile Insurance [text block]

Automobile Insurance

(In millions of Korean won)	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2011.1.1~2011.12.31	￦	1,088,801	￦	1,105,501	￦	1,115,281	￦	1,119,872	￦	1,122,637	￦	1,124,045	￦	1,125,203
2012.1.1~2012.12.31		1,117,650		1,146,779		1,155,529		1,162,075		1,164,774		1,166,470		—
2013.1.1~2013.12.31		1,131,945		1,156,535		1,170,968		1,179,458		1,179,323		—		—
2014.1.1~2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		—		—		—
2015.1.1~2015.12.31		1,227,106		1,245,780		1,256,058		—		—		—		—
2016.1.1~2016.12.31		1,276,939		1,281,381		—		—		—		—		—
2017.1.1~2017.12.31		1,342,998		—		—		—		—		—		—

Total		8,360,050		7,129,808		5,903,360		4,673,430		3,466,734		2,290,515		1,125,203

Gross cumulative claim payments(B)
2011.1.1~2011.12.31		929,491		1,066,885		1,093,589		1,109,202		1,117,381		1,119,765		1,120,687
2012.1.1~2012.12.31		939,239		1,105,672		1,135,064		1,149,585		1,156,150		1,159,614		—
2013.1.1~2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		—		—
2014.1.1~2014.12.31		969,211		1,150,462		1,180,953		1,196,387		—		—		—
2015.1.1~2015.12.31		1,020,975		1,198,241		1,228,357		—		—		—		—
2016.1.1~2016.12.31		1,052,830		1,235,656		—		—		—		—		—
2017.1.1~2017.12.31		1,104,158		—		—		—		—		—		—

Total		6,955,473		6,870,979		5,783,073		4,616,798		3,442,148		2,279,379		1,120,687

Difference (A-B)	￦	1,404,577	￦	258,829	￦	120,287	￦	56,632	￦	24,586	￦	11,136	￦	4,516

Schedule of loss development tables for long term Insurance [text block]

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
		(In millions of Korean won)
Estimate of ultimate claims (A)
2013.1.1~2013.12.31	￦	709,602	￦	965,587	￦	997,607	￦	1,003,646	￦	1,006,025
2014.1.1~2014.12.31		789,087		1,083,048		1,114,821		1,119,206		—
2015.1.1~2015.12.31		885,476		1,219,393		1,256,051		—		—
2016.1.1~2016.12.31		1,064,744		1,437,573		—		—		—
2017.1.1~2017.12.31		1,184,224		—		—		—		—

Total		4,633,133		4,705,601		3,368,479		2,122,852		1,006,025

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		671,500		953,494		989,957		999,944		1,003,715
2014.1.1~2014.12.31		744,944		1,065,792		1,104,468		1,114,341		—
2015.1.1~2015.12.31		836,471		1,205,130		1,248,475		—		—
2016.1.1~2016.12.31		1,017,243		1,424,948		—		—		—
2017.1.1~2017.12.31		1,130,868		—		—		—		—

Total		4,401,026		4,649,364		3,342,900		2,114,285		1,003,715

Difference (A-B)	￦	232,107	￦	56,237	￦	25,579	￦	8,567	￦	2,310

Disclosure of sensitivity to insurance risk [text block]

The Group manages insurance risk by performing sensitivity analysis based on discount rate, loss ratio and insurance operating expenses ratio which are considered to have significant influence on future cash flow, timing and uncertainty. According to result of sensitivity analysis there is no material influence on the equity and net profit before tax.

	Assumption change	2017 Effect on LAT
		(In millions of Korean won)
Surrenders and termination rates	10%	￦ 373,772
	-10%	(334,351)
Loss ratio	10%	3,146,419
	-10%	(3,146,419)
Insurance operating expenses ratio	10%	276,741
	-10%	(276,741)
Discount rate	+0.5%	(1,087,451)
	-0.5%	1,367,045

Schedule of maturity structure of premium reserve related to liquidity risk [text block]

Premium reserve’s maturity structure as of December 31, 2017 as follows:

	2017[1]
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating
Non-linked	￦	26,239	￦	297,196	￦	117,610	￦	40,229	￦	94,477	￦	575,751
Linked		458,340		2,723,485		2,135,336		926,591		10,269,931		16,513,683

Sub-total		484,579		3,020,681		2,252,946		966,820		10,364,408		17,089,434

Annuity
Non-linked		19		92		2,117		3,956		1,401		7,585
Linked		153		46,987		307,455		1,089,983		2,141,589		3,586,167

Sub-total		172		47,079		309,572		1,093,939		2,142,990		3,593,752

Asset-linked
Linked		—		27,499		—		—		—		27,499
Total
Non-linked		26,258		297,288		119,727		44,185		95,878		583,336
Linked		458,493		2,797,971		2,442,791		2,016,574		12,411,520		20,127,349

Total	￦	484,751	￦	3,095,259	￦	2,562,518	￦	2,060,759	￦	12,507,398	￦	20,710,685

[1]	Includes long-term investment contract amounting to ￦112,510 million.

Disclosure of concentration and credit ratings for the top three reinsurance companies that deal with the group [text block]

As of December 31, 2017, there are 219 reinsurance companies that deal with the Group, and the top three reinsurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	65.45%	AA
SWISSRE	4.61%	AAA
HDIgerling	3.69%	AA+

Disclosure of exposures to credit risk related to reinsurance [text block]

Exposures to credit risk related to reinsurance as of December 31, 2017 as follows:

	2017
	(In millions of Korean won)
Reinsurance assets[1]	￦	776,340
Net receivables from reinsurers[2]		237,750

Total	￦	1,014,090

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and after allowance for loan losses

Disclosure of exposure to interest rate risk of insurance contract [text block]

Exposure to interest rate risk

	2017
		(In millions of Korean won	)
Liabilities
Fixed interest rate	￦	582,345
Variable interest rate		18,548,946

Total		19,131,291

Assets
Due from banks		167,312
Financial assets at fair value through profit or loss		325,844
Available-for-sale financial assets		6,066,290
Held-to-maturity financial assets		6,501,529
Loans		6,338,470

Total	￦	19,399,445

Disclosure of maximum exposures to life insurance price risk [text block]

The maximum exposures to insurance price risk as of December 31, 2016 and 2017, are as follows:

	2016
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,662	￦	9,272
Disability		1,341		947
Hospitalization		1,022		777
Operation and diagnosis		2,341		1,856
Actual losses for medical expense		468		299
Others		581		544

Total	￦	19,415	￦	13,695

	2017
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	14,356	￦	10,279
Disability		1,331		899
Hospitalization		1,233		747
Operation and diagnosis		3,326		1,977
Actual losses for medical expense		817		403
Others		753		376

Total	￦	21,816	￦	14,681

Disclosure of exposure of market risk arising from embedded derivatives included in host insurance contracts [text block]

The exposure of market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2016 and 2017, are as follows:

	2016				2017
	Policyholders reserve[1]		Guarantee reserve		Policyholders reserve[1]		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	491,137	￦	3,702	￦	461,309	￦	3,485
Variable universal		105,218		4,855		97,893		3,572
Variable saving		256,262		179		429,985		316

Total	￦	852,617	￦	8,736	￦	989,187	￦	7,373

[1]	Excluding the amount of the lapsed reserve

Schedule of premium reserves and unearned premium reserves classified based on each residual maturity [text block]

Premium reserves and unearned premium reserves classified based on each residual maturity as of December 31, 2016 and 2017, are as follows:

	2016
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	730,903	￦	597,166	￦	1,207,513	￦	558,322	￦	348,269	￦	3,719,525	￦	7,161,698
Unearned premium reserves		803		—		1		1		—		64		869

	2017
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	971,517	￦	660,139	￦	829,157	￦	591,689	￦	333,031	￦	3,892,579	￦	7,278,112
Unearned premium reserves		161		—		2		1		—		1,347		1,511